Property and Equipment - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing cost capitalized	₩ 8,452	₩ 6,360
Interest rate of capitalized borrowing cost	2.36%	2.63%